Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Basis for Calculating Basic and Diluted Earnings per Share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2022	2023	2024
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥230,059	¥317,017	¥144,067
Net profit used for calculation of earnings per share JPY (millions)	230,059	317,017	144,067
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,563,501	1,551,809	1,564,450
Dilutive effect (thousands of shares)	13,668	18,064	15,893
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,577,169	1,569,872	1,580,343

Earnings per share
Basic (JPY)	147.14	204.29	92.09
Diluted (JPY)	145.87	201.94	91.16